EMERGING MARKETS DEBT FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Argentina (6.6%)
	Argentina Government International Bond
$3,250,000	7.125%, 6/28/2117	$2,496,812
4,875,000	6.875%, 4/22/2021	4,375,312
3,865,000	5.625%, 1/26/2022	3,339,360
7,000,000	4.625%, 1/11/2023	5,862,570
13,702,000	7.500%, 4/22/2026	11,742,614
5,000,000	6.875%, 1/26/2027	4,137,500
6,000,000	5.875%, 1/11/2028	4,734,000
2,103,057	8.280%, 12/31/2033	1,766,063
7,973,407	8.280%, 12/31/2033	6,883,044
7,963,066	3.750%, 12/31/2038[a]	4,767,965
3,671,000	7.625%, 4/22/2046	2,945,096
2,500,000	6.875%, 1/11/2048	1,896,250

	Total	54,946,586

Bahrain (2.8%)
	Bahrain Government International Bond
5,000,000	5.875%, 1/26/2021[b]	5,159,250
4,000,000	6.125%, 8/1/2023[b]	4,300,000
3,500,000	7.000%, 1/26/2026[b]	3,928,113
1,000,000	7.000%, 1/26/2026	1,122,318
2,000,000	7.000%, 10/12/2028[b]	2,260,000
2,500,000	6.750%, 9/20/2029[b]	2,778,625
3,000,000	7.500%, 9/20/2047[b]	3,408,750
1,000,000	7.500%, 9/20/2047	1,136,250

	Total	24,093,306

Belarus (0.8%)
	Belarus Government International Bond
2,600,000	6.875%, 2/28/2023	2,764,996
4,000,000	7.625%, 6/29/2027	4,513,600

	Total	7,278,596

Brazil (3.5%)
	Brazil Government International Bond
4,800,000	2.625%, 1/5/2023	4,788,000
1,711,000	6.000%, 4/7/2026	1,976,068
3,000,000	4.625%, 1/13/2028[c]	3,184,530
2,000,000	4.500%, 5/30/2029	2,085,000
2,000,000	8.250%, 1/20/2034	2,760,020
5,005,000	7.125%, 1/20/2037	6,400,194
5,500,000	5.000%, 1/27/2045	5,673,305
2,000,000	5.625%, 2/21/2047	2,226,480

	Total	29,093,597

Canada (0.3%)
	Canacol Energy, Ltd.
2,500,000	7.250%, 5/3/2025	2,615,650

	Total	2,615,650

Cayman Islands (1.3%)
	KSA Sukuk, Ltd.
7,000,000	2.894%, 4/20/2022[b]	7,096,208
	Lima Metro Line 2 Finance, Ltd.
3,000,000	4.350%, 4/5/2036[b,d]	3,086,250
	RAK Capital
2,000,000	3.094%, 3/31/2025	2,005,000

	Total	12,187,458

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Colombia (5.8%)
	Colombia Government International Bond
$3,870,000	4.375%, 7/12/2021	$4,000,651
5,000,000	2.625%, 3/15/2023	4,993,800
13,375,000	3.875%, 4/25/2027	13,956,946
3,700,000	4.500%, 3/15/2029	4,044,137
4,000,000	7.375%, 9/18/2037	5,520,040
3,000,000	6.125%, 1/18/2041	3,750,030
7,705,000	5.625%, 2/26/2044	9,234,443
2,000,000	5.200%, 5/15/2049	2,300,000

	Total	47,800,047

Croatia (1.5%)
	Croatia Government International Bond
2,000,000	6.625%, 7/14/2020[b]	2,073,872
4,500,000	6.375%, 3/24/2021[b]	4,762,485
2,000,000	5.500%, 4/4/2023[b]	2,200,516
3,021,000	6.000%, 1/26/2024[b,c]	3,447,408

	Total	12,484,281

Dominican Republic (4.1%)
	Dominican Republic Government International Bond
1,333,333	7.500%, 5/6/2021[b]	1,403,347
1,500,000	6.600%, 1/28/2024[b]	1,666,890
3,500,000	5.500%, 1/27/2025[b]	3,723,160
3,000,000	6.875%, 1/29/2026[b]	3,412,530
2,000,000	5.950%, 1/25/2027[b]	2,180,020
7,100,000	6.000%, 7/19/2028[b]	7,774,571
5,000,000	7.450%, 4/30/2044[b]	5,900,050
2,000,000	6.850%, 1/27/2045[b]	2,232,520
1,000,000	6.500%, 2/15/2048[b]	1,077,510
5,000,000	6.400%, 6/5/2049[b,c]	5,343,800

	Total	34,714,398

Egypt (3.4%)
	Egypt Government International Bond
4,000,000	6.125%, 1/31/2022	4,178,000
4,000,000	5.875%, 6/11/2025	4,153,304
3,000,000	7.500%, 1/31/2027	3,269,832
8,000,000	7.600%, 3/1/2029	8,564,960
5,000,000	8.500%, 1/31/2047	5,451,000
3,000,000	7.903%, 2/21/2048	3,114,744

	Total	28,731,840

El Salvador (0.6%)
	El Salvador Government International Bond
5,000,000	7.125%, 1/20/2050[b,d]	5,075,000

	Total	5,075,000

Honduras (0.5%)
	Honduras Government International Bond
4,000,000	6.250%, 1/19/2027	4,325,040

	Total	4,325,040

Hungary (0.6%)
	Hungary Government International Bond
2,500,000	6.375%, 3/29/2021	2,654,600
2,450,000	5.750%, 11/22/2023	2,759,925

	Total	5,414,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

EMERGING MARKETS DEBT FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Indonesia (8.1%)
	Indonesia Government International Bond
$4,650,000	3.750%, 4/25/2022[b]	$4,781,315
4,000,000	3.375%, 4/15/2023[b]	4,091,880
6,197,000	5.875%, 1/15/2024[b]	6,979,690
3,575,000	4.125%, 1/15/2025[b]	3,790,341
6,100,000	4.750%, 1/8/2026[b]	6,698,858
5,000,000	8.500%, 10/12/2035[b]	7,587,534
2,000,000	6.625%, 2/17/2037[b]	2,626,474
2,000,000	7.750%, 1/17/2038[b]	2,918,650
3,226,000	6.750%, 1/15/2044[b]	4,455,946
3,700,000	5.125%, 1/15/2045[b]	4,247,270
4,000,000	5.950%, 1/8/2046[b]	5,065,246
1,200,000	5.250%, 1/8/2047[b]	1,402,789
1,500,000	4.350%, 1/11/2048[c]	1,577,059
	Perusahaan Penerbit SBSN Indonesia III
3,000,000	3.400%, 3/29/2021[b]	3,040,980
1,000,000	3.750%, 3/1/2023[b]	1,032,880
2,500,000	4.350%, 9/10/2024[b]	2,655,150
3,500,000	4.150%, 3/29/2027[b]	3,696,000
1,700,000	4.400%, 3/1/2028[b]	1,830,900

	Total	68,478,962

Ivory Coast (0.9%)
	Ivory Coast Government International Bond
2,500,000	6.375%, 3/3/2028	2,509,025
5,500,000	6.125%, 6/15/2033	5,183,750

	Total	7,692,775

Kuwait (1.6%)
	Kuwait Government International Bond
5,500,000	2.750%, 3/20/2022[b]	5,555,066
7,000,000	3.500%, 3/20/2027[b]	7,413,056

	Total	12,968,122

Mexico (5.3%)
	Mexico Government International Bond
7,160,000	4.500%, 1/31/2050	7,124,200
5,590,000	5.750%, 10/12/2110	6,072,193
2,000,000	4.125%, 1/21/2026	2,092,000
5,781,000	4.150%, 3/28/2027	6,013,685
5,085,000	3.750%, 1/11/2028	5,146,020
6,000,000	5.550%, 1/21/2045	6,936,000
5,250,000	4.600%, 1/23/2046	5,295,990
2,000,000	4.600%, 2/10/2048	2,027,520
	Petroleos Mexicanos
2,850,000	6.375%, 2/4/2021	2,948,325
3,000,000	4.875%, 1/18/2024	2,945,700

	Total	46,601,633

Netherlands (1.0%)
	Petrobras Global Finance BV
1,500,000	7.375%, 1/17/2027	1,775,490
6,000,000	5.750%, 2/1/2029	6,453,000

	Total	8,228,490

Nigeria (2.6%)
	Nigeria Government International Bond
2,000,000	6.375%, 7/12/2023	2,130,080
3,500,000	7.625%, 11/21/2025	3,893,120

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Nigeria (2.6%) - continued
$8,500,000	7.143%, 2/23/2030	$8,772,340
3,000,000	7.696%, 2/23/2038	3,095,550
3,000,000	7.625%, 11/28/2047	3,016,740

	Total	20,907,830

Oman (4.2%)
	Oman Government International Bond
3,000,000	3.625%, 6/15/2021[b]	2,985,000
3,000,000	4.125%, 1/17/2023[b]	2,985,000
2,000,000	5.932%, 10/31/2025[b,c]	2,086,616
5,000,000	4.750%, 6/15/2026[b]	4,800,000
2,000,000	5.375%, 3/8/2027[b]	1,955,560
4,000,000	5.625%, 1/17/2028[b]	3,954,000
10,000,000	6.000%, 8/1/2029[b,d]	9,975,000
6,000,000	6.750%, 1/17/2048[b]	5,648,520

	Total	34,389,696

Panama (1.9%)
	Panama Government International Bond
2,000,000	4.500%, 4/16/2050	2,242,520
1,000,000	9.375%, 1/16/2023	1,245,010
3,000,000	3.750%, 3/16/2025	3,153,780
2,000,000	3.875%, 3/17/2028	2,140,020
5,079,000	6.700%, 1/26/2036	6,977,327

	Total	15,758,657

Paraguay (0.5%)
	Paraguay Government International Bond
4,000,000	5.400%, 3/30/2050	4,510,040

	Total	4,510,040

Peru (1.8%)
	Peru Government International Bond
3,650,000	5.625%, 11/18/2050	5,073,537
1,000,000	7.350%, 7/21/2025	1,271,510
5,000,000	8.750%, 11/21/2033	8,162,500

	Total	14,507,547

Philippines (3.1%)
	Philippines Government International Bond
3,000,000	4.200%, 1/21/2024	3,233,250
3,000,000	3.750%, 1/14/2029	3,284,785
5,025,000	7.750%, 1/14/2031	7,426,014
2,625,000	6.375%, 10/23/2034	3,678,239
1,000,000	5.000%, 1/13/2037	1,255,046
3,720,000	3.950%, 1/20/2040	4,179,382
2,100,000	3.700%, 3/1/2041	2,296,715

	Total	25,353,431

Poland (0.5%)
	Poland Government International Bond
4,000,000	5.000%, 3/23/2022	4,286,000

	Total	4,286,000

Qatar (6.6%)
	Qatar Government International Bond
6,000,000	4.500%, 1/20/2022[b]	6,303,000
3,000,000	3.875%, 4/23/2023[b]	3,161,250
6,000,000	3.375%, 3/14/2024[b]	6,240,000
3,000,000	3.250%, 6/2/2026[b]	3,109,950
8,500,000	4.500%, 4/23/2028[b]	9,583,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

EMERGING MARKETS DEBT FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Qatar (6.6%) - continued
$1,000,000	4.000%, 3/14/2029[b]	$1,089,342
2,000,000	9.750%, 6/15/2030[b]	3,240,000
2,000,000	5.750%, 1/20/2042[b]	2,639,800
9,750,000	5.103%, 4/23/2048[b]	11,717,414
8,000,000	4.817%, 3/14/2049[b]	9,260,000

	Total	56,344,506

Russia (4.7%)
	Russia Government International Bond
2,000,000	4.500%, 4/4/2022[b]	2,086,284
7,600,000	4.750%, 5/27/2026	8,156,122
4,000,000	4.250%, 6/23/2027[b]	4,175,760
2,000,000	12.750%, 6/24/2028[b]	3,305,980
1,000,000	4.375%, 3/21/2029[b]	1,045,300
1,125,000	7.500%, 3/31/2030[b]	1,266,602
2,600,000	5.100%, 3/28/2035[b]	2,824,578
6,600,000	5.625%, 4/4/2042[b]	7,804,606
8,000,000	5.250%, 6/23/2047[b]	8,976,000

	Total	39,641,232

Saudi Arabia (7.7%)
	Saudi Arabia Government International Bond
3,000,000	5.250%, 1/16/2050[b]	3,521,250
2,500,000	2.375%, 10/26/2021[b]	2,499,850
3,000,000	2.875%, 3/4/2023[b]	3,043,200
6,000,000	4.000%, 4/17/2025[b]	6,420,000
9,000,000	3.250%, 10/26/2026[b]	9,270,000
6,000,000	3.625%, 3/4/2028[b]	6,264,600
5,000,000	4.375%, 4/16/2029[b]	5,514,580
7,000,000	4.500%, 4/17/2030[b]	7,787,500
5,250,000	4.500%, 10/26/2046[b]	5,551,875
4,000,000	4.625%, 10/4/2047[b]	4,287,200
9,000,000	5.000%, 4/17/2049[b]	10,210,572

	Total	64,370,627

Senegal (0.5%)
	Senegal Government International Bond
4,000,000	6.250%, 5/23/2033	3,962,200

	Total	3,962,200

South Africa (2.3%)
	Eskom Holdings SOC, Ltd.
1,500,000	6.350%, 8/10/2028[b]	1,603,743
	South Africa Government International Bond
4,125,000	5.875%, 5/30/2022	4,387,886
2,000,000	4.665%, 1/17/2024	2,066,880
1,600,000	4.875%, 4/14/2026	1,638,000
1,500,000	4.850%, 9/27/2027	1,515,000
1,400,000	4.300%, 10/12/2028	1,352,400
500,000	5.875%, 6/22/2030	531,900
500,000	6.250%, 3/8/2041	545,000
5,200,000	5.650%, 9/27/2047	5,215,080

	Total	18,855,889

Sri Lanka (2.3%)
	Sri Lanka Government International Bond
1,500,000	6.250%, 10/4/2020[b]	1,521,000
1,500,000	5.750%, 1/18/2022[b]	1,513,088
1,500,000	5.875%, 7/25/2022[b]	1,514,734
1,000,000	5.750%, 4/18/2023[b]	1,001,240

Principal Amount	Long-Term Fixed Income (97.4%)	Value
Sri Lanka (2.3%) - continued
$2,000,000	6.850%, 3/14/2024[b]	$2,055,000
2,000,000	6.350%, 6/28/2024[b]	2,013,000
2,000,000	6.850%, 11/3/2025[b]	2,035,039
1,500,000	6.200%, 5/11/2027[b]	1,445,695
1,000,000	6.750%, 4/18/2028[b]	980,031
2,500,000	6.750%, 4/18/2028	2,450,078
2,000,000	7.850%, 3/14/2029[b]	2,077,385
2,000,000	7.550%, 3/28/2030[b]	2,034,891

	Total	20,641,181

Turkey (6.7%)
	Hazine Mustesarligi Varlik Kiralama AS
3,000,000	5.800%, 2/21/2022[b]	3,024,906
	Turkey Government International Bond
2,750,000	7.000%, 6/5/2020	2,815,065
2,500,000	5.625%, 3/30/2021	2,543,000
3,000,000	6.250%, 9/26/2022	3,057,282
5,000,000	7.250%, 12/23/2023	5,249,980
8,000,000	5.750%, 3/22/2024	7,890,416
2,250,000	7.375%, 2/5/2025	2,364,120
2,042,000	4.875%, 10/9/2026	1,863,325
4,300,000	6.000%, 3/25/2027	4,160,250
1,000,000	5.125%, 2/17/2028	912,696
1,500,000	7.625%, 4/26/2029	1,573,500
6,839,000	6.875%, 3/17/2036	6,692,577
5,935,000	6.750%, 5/30/2040	5,677,920
6,500,000	6.625%, 2/17/2045	6,097,728
3,000,000	5.750%, 5/11/2047	2,531,250

	Total	56,454,015

United Arab Emirates (2.1%)
	Abu Dhabi Government International Bond
3,000,000	2.500%, 10/11/2022[b]	3,019,590
3,000,000	3.125%, 5/3/2026[b]	3,112,200
5,500,000	3.125%, 10/11/2027[b]	5,702,950
4,000,000	4.125%, 10/11/2047[b]	4,432,880
	Dubai Government International Bond
1,000,000	5.250%, 1/30/2043	1,101,540

	Total	17,369,160

Uruguay (1.2%)
	Uruguay Government International Bond
1,071,287	4.975%, 4/20/2055	1,203,869
6,000,000	5.100%, 6/18/2050	6,855,060
2,040,312	4.375%, 1/23/2031	2,229,041

	Total	10,287,970

	Total Long-Term Fixed Income (cost $804,600,524)	820,370,287

Shares	Collateral Held for Securities Loaned (1.1%)
9,364,008	Thrivent Cash Management Trust	9,364,008

	Total Collateral Held for Securities Loaned (cost $9,364,008)	9,364,008

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

EMERGING MARKETS DEBT FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Short-Term Investments (3.4%)	Value
	Thrivent Core Short-Term Reserve Fund
2,820,344	2.490%	$28,203,440

	Total Short-Term Investments (cost $28,203,440)	28,203,440

	Total Investments (cost $842,167,972) 101.9%	$857,937,735

	Other Assets and Liabilities, Net (1.9%)	(16,099,387)

	Total Net Assets 100.0%	$841,838,348

a	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2019.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $389,838,211 or 46.3% of total net assets.

c	All or a portion of the security is on loan.
d	Denotes investments purchased on a when-issued or delayed delivery basis.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets Debt Fund as of July 31, 2019:

Securities Lending Transactions

Long-Term Fixed Income	$9,130,451
Total lending	$9,130,451
Gross amount payable upon return of collateral for securities loaned	$9,364,008
Net amounts due to counterparty	$233,557

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

EMERGING MARKETS DEBT FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Emerging Markets Debt Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Energy	16,738,165	–	16,738,165	–
Foreign Government	798,942,129	–	798,942,129	–
Transportation	3,086,250	–	3,086,250	–
Utilities	1,603,743	–	1,603,743	–
Subtotal Investments in Securities	$820,370,287	$–	$820,370,287	$–
Other Investments *	Total
Affiliated Short-Term Investments	28,203,440
Collateral Held for Securities Loaned	9,364,008
Subtotal Other Investments	$37,567,448

Total Investments at Value	$857,937,735

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$12,270	$127,481	$111,548	$28,203	2,820	3.4%
Total Affiliated Short-Term Investments	12,270			28,203		3.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	4,447	70,656	65,739	9,364	9,364	1.1
Total Collateral Held for Securities Loaned	4,447			9,364		1.1
Total Value	$16,717			$37,567

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains		Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	–		$183
Total Income from Affiliated Investments					$183
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–		12
Total Affiliated Income from Securities Loaned, Net					$12
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

INTERNATIONAL EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (99.9%)	Value
Australia (5.4%)
609,593	AGL Energy, Ltd.	$8,736,227
389,260	BHP Group, Ltd.	10,716,577
419,135	Computershare, Ltd.	4,515,033
1,179,302	FlexiGroup, Ltd.	1,468,011
540,421	GWA Group, Ltd.	1,321,363
1,698,462	Medibank Private, Ltd.	4,187,016
2,952,989	Mirvac Group	6,488,603
389,898	Sandfire Resources NL	1,778,949
318,843	Seven West Media, Ltd.[a]	94,311
123,038	Super Retail Group, Ltd.	755,291
3,003,166	Telstra Corporation, Ltd.	8,142,550

	Total	48,203,931

Canada (11.4%)
195,893	Bank of Montreal[b]	14,664,516
278,478	CGI, Inc.[a]	21,433,396
66,041	Choice Properties REIT	687,031
838,738	CI Financial Corporation	13,002,409
78,697	Empire Company, Ltd.	2,082,805
140,382	Genworth MI Canada, Inc.[b]	5,181,093
98,541	Granite REIT	4,579,864
133,686	Laurentian Bank of Canada[b]	4,599,698
663,501	Manulife Financial Corporation	12,015,210
59,927	National Bank of Canada	2,900,543
90,254	Quebecor, Inc.	2,044,700
338,185	Toronto-Dominion Bank	19,768,884
47,757	Transcontinental, Inc.	549,289

	Total	103,509,438

Denmark (4.4%)
56,950	Carlsberg AS	7,778,789
32,009	GN Store Nord AS	1,518,359
521,477	Novo Nordisk AS	25,040,983
79,586	Topdanmark AS	4,079,260

	Total	38,417,391

Finland (1.4%)
464,488	UPM-Kymmene Oyj	12,520,311

	Total	12,520,311

France (6.5%)
30,258	Bureau Veritas SA	753,947
120,720	Capgemini SA	15,327,177
53,316	Cie Generale des Etablissements Michelin	5,893,957
303,409	CNP Assurances	6,270,931
9,338	Gaztransport Et Technigaz SA	847,193
23,947	Ipsos SA	654,894
254,854	Klepierre SA	7,861,431
105,072	Legrand SA	7,427,876
6,242	LNA Sante	345,495
7,665	L’Oreal SA	2,050,885
122,227	Schneider Electric SE	10,545,292

	Total	57,979,078

Germany (1.3%)
29,012	Allianz SE	6,731,065
13,437	Deutsche Boerse AG	1,865,363
22,413	Deutsche EuroShop AG	606,387
277,622	Deutsche Pfandbriefbank AGc	3,151,752
5,958	Jenoptik AG	166,963

	Total	12,521,530

Hong Kong (0.7%)
981,000	Hysan Development Company, Ltd.	4,673,516
315,000	Road King Infrastructure, Ltd.	647,630

Shares	Common Stock (99.9%)	Value
Hong Kong (0.7%) - continued
51,500	Swire Pacific, Ltd.	$587,001

	Total	5,908,147

Ireland (<0.1%)
14,068	Glanbia plc	183,765

	Total	183,765

Israel (1.6%)
814,011	Bank Leumi Le-Israel BM	5,921,538
1,904,689	Israel Discount Bank, Ltd.	8,220,698

	Total	14,142,236

Italy (0.9%)
48,078	Amplifon SPA	1,184,997
170,191	Recordati SPA	7,621,993

	Total	8,806,990

Japan (24.4%)
31,400	AOKI Holdings, Inc.	307,912
27,200	Aoyama Trading Company, Ltd.	506,535
44,600	Arcs Company, Ltd.	927,711
35,900	Autobacs Seven Company, Ltd.	584,208
78,900	Benesse Holdings, Inc.	1,846,639
2,900	Bridgestone Corporation	108,868
597,700	Canon, Inc.	16,210,371
39,900	Chiyoda Company, Ltd.	589,877
956,500	Citizen Watch Company, Ltd.	4,759,986
56,400	Daito Trust Construction Company, Ltd.	7,272,965
229,900	Denso Corporation	9,758,213
14,500	DOWA Holdings Company, Ltd.	457,934
17,500	Exedy Corporation	356,749
32,200	GS Yuasa Corporation	602,241
104,400	Hino Motors, Ltd.	837,526
44,400	Hokuetsu Corporation	220,332
68,400	Inaba Denki Sangyo Company, Ltd.	3,150,054
995,700	Japan Tobacco, Inc.	21,938,987
668,500	JFE Holdings, Inc.	8,838,231
254,400	JSR Corporation	4,201,392
96,400	JXTG Holdings, Inc.	453,642
415,100	KDDI Corporation	10,830,581
173,000	Kyoei Steel, Ltd.	2,930,246
19,200	KYORIN Holdings, Inc.	322,961
29,600	Lintec Corporation	622,809
93,800	Marubeni Corporation	608,065
14,400	Ministop Company, Ltd.	196,665
10,100	Miraca Holdings, Inc.	228,361
372,200	Mitsubishi Gas Chemical Company, Inc.	4,953,041
52,500	Mitsuboshi Belting, Ltd.	962,522
543,500	Mizuho Financial Group, Inc.	771,401
90,300	NEC Networks & System Integration Corporation	2,335,058
281,500	NHK Spring Company, Ltd.	2,207,443
145,100	Nippon Kayaku Company, Ltd.	1,706,088
702,600	Nippon Steel Corporation	11,007,736
1,973,800	Nissan Motor Company, Ltd.	12,829,555
168,700	Nitto Kogyo Corporation	3,211,892
37,500	NSK, Ltd.	317,076
37,700	Onward Holdings Company, Ltd.	193,346
27,600	Plenus Company, Ltd.[b]	453,461
332,000	Resona Holdings, Inc.	1,353,449
34,400	Ryoyo Electro Corporation	570,687
74,300	Sangetsu Company, Ltd.	1,346,620
9,600	Sanyo Special Steel Company, Ltd.	131,578
458,000	Sekisui House, Ltd.	7,700,530

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

INTERNATIONAL EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (99.9%)	Value
Japan (24.4%) - continued
41,000	Senshu Ikeda Holdings, Inc.	$75,213
18,000	SHIMAMURA Company, Ltd.	1,272,761
335,000	Shinko Electric Industries Company, Ltd.	2,693,951
125,100	Sugi Holdings Company, Ltd.	6,021,841
574,700	Sumitomo Corporation	8,527,786
898,200	Sumitomo Electric Industries, Ltd.	11,113,370
641,500	Sumitomo Rubber Industries, Ltd.	7,002,277
250,100	Sundrug Company, Ltd.	6,915,051
25,500	Taikisha, Ltd.	760,555
25,700	Taiyo Holdings Company, Ltd.	788,358
14,600	Takara Standard Company, Ltd.	228,863
119,800	Toagosei Company, Ltd.	1,239,416
31,300	Tokyo Seimitsu Company, Ltd.	877,703
69,300	Toppan Forms Company, Ltd.	603,682
307,000	Toyoda Gosei Company, Ltd.	5,645,969
101,600	Trend Micro, Inc.	4,429,958
8,400	TS Tech Company, Ltd.	231,245
54,400	Tsubakimoto Chain Company	1,782,149
20,200	TSURUHA Holdings, Inc.	2,056,189
246,800	TV Asahi Holdings Corporation	4,048,540
30,700	United Arrows, Ltd.	879,811
346,900	Yahoo Japan Corporation	1,016,046
32,200	Yuasa Trading Company, Ltd.	907,545

	Total	220,839,823

Netherlands (6.2%)
147,726	Euronext NVc	11,403,942
58,281	ForFarmers BV	458,204
77,175	Koninklijke DSM NV	9,561,090
159,898	Koninklijke Philips NV	7,500,937
282,695	Signify NVc	7,682,780
248,648	Unilever NV	14,412,579
55,845	Wolters Kluwer NV	4,047,952

	Total	55,067,484

New Zealand (0.1%)
132,147	Contact Energy, Ltd.	674,206

	Total	674,206

Norway (1.5%)
351,202	DnB ASA	6,283,218
18,207	Entra ASA[c]	264,093
338,769	Telenor ASA	6,864,463

	Total	13,411,774

Singapore (1.7%)
747,300	DBS Group Holdings, Ltd.	14,248,651
733,000	Wing Tai Holdings, Ltd.	1,123,876

	Total	15,372,527

Spain (3.7%)
175,607	ACS Actividades de Construccion y Servicios, SA	7,095,725
142,755	Amadeus IT Holding SA	11,155,890
43,098	CIA De Distribucion Integral	898,001
357,000	Enagas SA	7,787,673
32,665	Grifols SA	1,058,630
1,033,180	Mediaset Espana Comunicacion SA	6,065,308

	Total	34,061,227

Sweden (3.5%)
396,819	Atlas Copco AB, Class A	12,120,490
244,218	Atlas Copco AB, Class B	6,662,431
37,462	Boliden AB	849,537
176,687	Granges AB	1,759,309

Shares	Common Stock (99.9%)	Value
Sweden (3.5%) - continued
31,985	Hexpol AB	$243,376
89,408	Nobina ABc	521,075
123,896	Sandvik AB	1,901,259
196,109	Skandinaviska Enskilda Banken AB	1,843,827
385,466	SKF AB	6,322,721

	Total	32,224,025

Switzerland (6.8%)
500	Geberit AG	230,821
45,143	Nestle SA	4,789,095
320,174	Novartis AG	29,359,588
36,994	Pargesa Holding SA	2,776,608
83,387	Roche Holding AG	22,319,798
9,690	Schindler Holding AG, Participation Certificate	2,233,854

	Total	61,709,764

United Kingdom (18.4%)
42,589	Abcam plc	674,533
1,391,649	Auto Trader Group plc[c]	9,135,608
412,612	Barratt Developments plc	3,221,361
144,680	Berkeley Group Holdings plc	6,804,717
618,976	BHP Group plc	14,758,593
25,730	Compass Group plc	650,983
83,719	Countryside Properties plc[c]	298,524
493,127	Direct Line Insurance Group plc	1,928,969
1,043,175	GlaxoSmithKline plc	21,573,850
517,955	Halma plc	12,508,361
16,104,201	Lloyds TSB Group plc	10,417,556
732,260	Moneysupermarket.com Group plc	3,277,959
210,004	National Express Group plc	1,071,600
64,015	Northgate plc	256,122
315,790	PageGroup plc	1,718,148
36,532	Paragon Banking Group plc	185,515
362,286	Redrow plc	2,465,334
574,836	RELX plc	13,634,156
60,991	Rightmove plc	390,088
435,035	Royal Dutch Shell plc, Class A	13,701,659
600,424	Royal Dutch Shell plc, Class B	18,964,430
27,748	Spirax-Sarco Engineering plc	3,025,737
1,392,165	Taylor Wimpey plc	2,727,724
358,663	Unilever plc	21,577,970
48,707	WH Smith plc	1,252,731

	Total	166,222,228

United States (<0.1%)
8,264	Kulicke and Soffa Industries, Inc.	187,014

	Total	187,014

	Total Common Stock (cost $910,742,636)	901,962,889

Shares	Collateral Held for Securities Loaned (2.4%)
22,321,677	Thrivent Cash Management Trust	22,321,677

	Total Collateral Held for Securities Loaned (cost $22,321,677)	22,321,677

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

INTERNATIONAL EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Short-Term Investments (0.2%)	Value
	Thrivent Core Short-Term Reserve Fund
171,626	2.490%	$1,716,259

	Total Short-Term Investments (cost $1,716,259)	1,716,259

	Total Investments (cost $934,780,572) 102.5%	$926,000,825

	Other Assets and Liabilities, Net (2.5%)	(22,949,185)

	Total Net Assets 100.0%	$903,051,640

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $32,457,774 or 3.6% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity Fund as of July 31, 2019:

Securities Lending Transactions

Common Stock	$21,247,950
Total lending	$21,247,950
Gross amount payable upon return of collateral for securities loaned	$22,321,677
Net amounts due to counterparty	$1,073,727

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

INTERNATIONAL EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing International Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock

Communications Services	50,274,295	–	50,274,295	–

Consumer Discretionary	87,175,495	–	87,175,495	–

Consumer Staples	91,390,536	–	91,390,536	–

Energy	33,966,924	–	33,966,924	–

Financials	165,316,336	–	165,316,336	–

Health Care	111,249,548	–	111,249,548	–

Industrials	126,858,087	–	126,858,087	–

Information Technology	92,411,562	187,014	92,224,548	–

Materials	89,284,903	–	89,284,903	–

Real Estate	36,837,097	–	36,837,097	–

Utilities	17,198,106	–	17,198,106	–
Subtotal Investments in Securities	$901,962,889	$187,014	$901,775,875	$ –
Other Investments *	Total
Affiliated Short-Term Investments	1,716,259
Collateral Held for Securities Loaned	22,321,677
Subtotal Other Investments	$24,037,936

Total Investments at Value	$926,000,825

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$170	$100,440	$98,894	$1,716	172	0.2%
Total Affiliated Short-Term Investments	170			1,716		0.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	28,504	200,217	206,399	22,322	22,322	2.4
Total Collateral Held for Securities Loaned	28,504			22,322		2.4
Total Value	$28,674			$24,038

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$ –	$ –	$ –	$43
Total Income from Affiliated Investments				$43
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	242
Total Affiliated Income from Securities Loaned, Net				$242
Total	$ –	$ –	$ –

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Communications Services (2.5%)
4,439	Alphabet, Inc., Class Aa	$5,407,590
68,186	AT&T, Inc.	2,321,733
281,295	Verizon Communications, Inc.	15,547,175
15,927	Walt Disney Company	2,277,720

	Total	25,554,218

Consumer Discretionary (6.3%)
3,084	AutoZone, Inc.[a]	3,463,455
816	Booking Holdings, Inc.[a]	1,539,474
99,854	Home Depot, Inc.	21,337,801
102,505	McDonald’s Corporation	21,599,854
78,185	Ross Stores, Inc.	8,289,955
147,273	TJX Companies, Inc.	8,035,215

	Total	64,265,754

Consumer Staples (15.4%)
267,371	Altria Group, Inc.	12,585,153
392,692	Coca-Cola Company	20,667,380
279,781	Colgate-Palmolive Company	20,071,489
3,907	Estee Lauder Companies, Inc.	719,630
38,573	Hershey Company	5,853,067
94,422	Kimberly-Clark Corporation	12,808,344
1,587	McCormick & Company, Inc.	251,603
404,615	Mondelez International, Inc.	21,642,856
166,164	PepsiCo, Inc.	21,237,421
154,255	Philip Morris International, Inc.	12,897,261
69,262	Procter & Gamble Company	8,175,687
179,590	Wal-Mart Stores, Inc.	19,823,144

	Total	156,733,035

Financials (18.1%)
369,286	Aflac, Inc.	19,439,215
13,567	Alleghany Corporation[a]	9,303,299
118,741	Allstate Corporation	12,752,783
173,820	American Financial Group, Inc.	17,795,692
60,157	Aon plc	11,384,712
121,569	Arthur J. Gallagher & Company	10,993,485
74,432	Berkshire Hathaway, Inc.[a]	15,290,566
95,926	Brown & Brown, Inc.	3,446,621
48,078	Cincinnati Financial Corporation	5,160,212
16,478	Discover Financial Services	1,478,736
29,200	Everest Re Group, Ltd.	7,201,888
61,392	First American Financial Corporation	3,549,685
86,286	Hanover Insurance Group, Inc.	11,192,157
214,458	Hartford Financial Services Group, Inc.	12,359,215
9,384	Markel Corporation[a]	10,453,119
204,053	Marsh & McLennan Companies, Inc.	20,160,436
106,000	Progressive Corporation	8,583,880
22,261	Reinsurance Group of America, Inc.	3,470,935
11,313	Torchmark Corporation	1,033,103

	Total	185,049,739

Health Care (13.6%)
52,314	Abbott Laboratories	4,556,549
198,142	Baxter International, Inc.	16,637,984
15,437	Cooper Companies, Inc.	5,208,444
153,225	Danaher Corporation	21,528,112
18,478	Eli Lilly and Company	2,013,178
145,307	Johnson & Johnson	18,921,878
126,416	Medtronic plc	12,886,847
117,715	Merck & Company, Inc.	9,769,168
456,083	Pfizer, Inc.	17,714,264
36,588	Thermo Fisher Scientific, Inc.	10,159,756
74,840	UnitedHealth Group, Inc.	18,635,908

Shares	Common Stock (99.7%)	Value
Health Care (13.6%) - continued
4,749	Varian Medical Systems, Inc.[a]	$557,390

	Total	138,589,478

Industrials (10.4%)
134,551	AMETEK, Inc.	12,057,115
38,790	EMCOR Group, Inc.	3,273,488
54,237	General Dynamics Corporation	10,084,828
108,110	Honeywell International, Inc.	18,644,651
37,291	Illinois Tool Works, Inc.	5,751,391
46,077	Lockheed Martin Corporation	16,687,707
15,308	Northrop Grumman Corporation	5,289,985
126,828	United Technologies Corporation	16,944,221
55,723	Verisk Analytics, Inc.	8,454,294
94,421	Waste Connections, Inc.	8,565,873

	Total	105,753,553

Information Technology (15.6%)
37,907	Accenture plc	7,300,130
202,681	Amphenol Corporation	18,914,191
114,584	Automatic Data Processing, Inc.	19,080,528
329,116	Cisco Systems, Inc.	18,233,026
126,259	Cognizant Technology Solutions Corporation	8,224,511
72,454	International Business Machines Corporation	10,740,581
31,404	Intuit, Inc.	8,708,643
36,760	MasterCard, Inc.	10,008,645
152,738	Microsoft Corporation	20,813,607
328,054	Oracle Corporation	18,469,440
11,137	Paychex, Inc.	924,928
110,623	Synopsys, Inc.[a]	14,686,310
27,629	TE Connectivity, Ltd.	2,552,920

	Total	158,657,460

Materials (1.1%)
300,000	Newmont Mining Corporation	10,956,000

	Total	10,956,000

Real Estate (9.1%)
98,706	American Tower Corporation	20,888,164
162,266	Camden Property Trust	16,828,607
108,787	Crown Castle International Corporation	14,496,956
412,177	Douglas Emmett, Inc.	16,825,065
29,027	Equity Residential	2,289,940
20,228	First Industrial Realty Trust, Inc.	772,507
140,211	Highwoods Properties, Inc.	6,355,765
36,066	Public Storage, Inc.	8,755,382
90,882	Vornado Realty Trust	5,845,530

	Total	93,057,916

Utilities (7.6%)
58,319	ALLETE, Inc.	5,070,837
25,244	American Electric Power Company, Inc.	2,216,676
57,273	CMS Energy Corporation	3,334,434
74,975	Consolidated Edison, Inc.	6,369,876
8,329	DTE Energy Company	1,058,699
221,757	Duke Energy Corporation	19,230,767
4,895	Evergy, Inc.	296,099
24,650	Exelon Corporation	1,110,729
102,286	NextEra Energy, Inc.	21,190,591
8,579	ONE Gas, Inc.	782,233
103,846	Southern Company	5,836,145
11,925	Southwest Gas Holdings, Inc.	1,060,252
24,244	Spire, Inc.	1,997,948

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Shares	Common Stock (99.7%)	Value
Utilities (7.6%) - continued
20,622	UGI Corporation	$1,053,578
120,453	Xcel Energy, Inc.	7,180,203

	Total	77,789,067

	Total Common Stock (cost $891,852,795)	1,016,406,220

Shares	Short-Term Investments (0.2%)	Value
	Thrivent Core Short-Term Reserve Fund
188,886	2.490%	1,888,859

	Total Short-Term Investments (cost $1,888,859)	1,888,859

	Total Investments (cost $893,741,654) 99.9%	$1,018,295,079

	Other Assets and Liabilities, Net 0.1%	606,220

	Total Net Assets 100.0%	$1,018,901,299

a	Non-income producing security.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Low Volatility Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock

Communications Services	25,554,218	25,554,218	–	–

Consumer Discretionary	64,265,754	64,265,754	–	–

Consumer Staples	156,733,035	156,733,035	–	–

Financials	185,049,739	185,049,739	–	–

Health Care	138,589,478	138,589,478	–	–

Industrials	105,753,553	105,753,553	–	–

Information Technology	158,657,460	158,657,460	–	–

Materials	10,956,000	10,956,000	–	–

Real Estate	93,057,916	93,057,916	–	–

Utilities	77,789,067	77,789,067	–	–
Subtotal Investments in Securities	$1,016,406,220	$1,016,406,220	$ –	$ –
Other Investments *	Total
Affiliated Short-Term Investments	1,888,859
Subtotal Other Investments	$1,888,859

Total Investments at Value	$1,018,295,079

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Value 7/31/2019	Shares Held at 7/31/2019	% of Net Assets 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$830	$15,333	$14,274	$1,889	189	0.2%
Total Affiliated Short-Term Investments	830			1,889		0.2
Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	–	21,318	21,318	–	–	–
Total Collateral Held for Securities Loaned	–			–		–
Total Value	$830			$1,889

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 7/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.490%	$–	$–	$–	$36
Total Income from Affiliated Investments				$36
Collateral Held for Securities Loaned
Cash Management Trust-Collateral Investment	–	–	–	115
Total Affiliated Income from Securities Loaned, Net				$115
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Asset-Backed Securities (6.9%)[a]	Value

	Ally Auto Receivables Trust
$1,723,639	2.709%, 2/18/2020, Ser. 2019-1	$1,723,633
	Americredit Automobile Receivables Trust
1,553,397	2.660%, 3/18/2020, Ser. 2019-1	1,553,468
10,839,181	2.524%, 6/18/2020, Ser. 2019-2	10,840,833
	ARI Fleet Lease Trust
30,000,000	2.449%, 6/15/2020, Ser. 2019-Ab	30,008,211
	Ascentium Equipment Receivables, LLC
8,110,274	2.660%, 4/10/2020, Ser. 2019-1Ab	8,116,476
	Axis Equipment Finance Receivables Trust
15,973,000	2.450%, 7/20/2020, Ser. 2019-1Ab	15,985,497
	Bank of The West Auto Trust
7,305,670	2.481%, 7/15/2020, Ser. 2019-1[b]	7,307,278
	Canadian Pacer Auto Receivables Trust
4,059,744	2.596%, 4/20/2020, Ser. 2019-1Ab	4,060,648
	Capital One Prime Auto Receivables Trust
10,937,171	2.507%, 6/15/2020, Ser. 2019-1	10,937,430
	CarMax Auto Owner Trust
2,385,630	2.780%, 1/15/2020, Ser. 2019-1	2,385,849
	Carvana Auto Receivables Trust
19,250,000	2.476%, 7/15/2020, Ser. 2019-2Ab	19,252,980
	CCG Receivables Trust
3,320,458	2.628%, 4/14/2020, Ser. 2019-1[b]	3,322,005
	CNH Equipment Trust
11,233,192	2.753%, 2/28/2020, Ser. 2019-A	11,233,645
8,975,932	2.566%, 6/12/2020, Ser. 2019-B	8,984,237
	Dell Equipment Finance Trust
6,523,520	2.648%, 4/22/2020, Ser. 2019-1[b]	6,527,410
	DLL Securitization Trust
6,178,716	2.657%, 4/20/2020, Ser. 2019-DA1[b]	6,181,802
19,400,000	2.405%, 7/20/2020, Ser. 2019-MA2[b]	19,400,072
	Drive Auto Receivables Trust
20,356,619	2.493%, 6/15/2020, Ser. 2019-3	20,358,787
	Enterprise Fleet Financing, LLC
2,758,445	2.815%, 11/20/2019, Ser. 2018-3[b]	2,759,010
	Fifth Third Auto Trust
8,661,886	2.576%, 5/15/2020, Ser. 2019-1	8,663,942
	Ford Credit Auto Lease Trust
8,393,824	2.664%, 3/15/2020, Ser. 2019-A	8,396,089

Principal Amount	Asset-Backed Securities (6.9%)[a]	Value

	Ford Credit Auto Owner Trust
$7,573,456	2.387%, 7/15/2020, Ser. 2019-B	$7,574,000
	GM Financial Automobile Leasing Trust
5,692,950	2.597%, 5/20/2020, Ser. 2019-2	5,695,227
	GM Financial Consumer Automobile Receivables Trust
952,493	2.561%, 4/16/2020, Ser. 2019-2	952,496
	Great American Auto Leasing, Inc.
4,247,354	2.764%, 2/18/2020, Ser. 2019-1[b]	4,248,647
	Harley-Davidson Motorcycle Trust
9,379,730	2.386%, 7/15/2020, Ser. 2019-A	9,381,482
	Hyundai Auto Lease Securitization Trust
3,425,540	2.662%, 3/13/2020, Ser. 2019-Ab	3,425,834
	Hyundai Auto Receivables Trust
4,950,427	2.605%, 4/15/2020, Ser. 2019-A	4,950,979
	Kubota Credit Owner Trust
15,375,175	2.510%, 6/15/2020, Ser. 2019-1Ab	15,386,900
	Mercedes-Benz Auto Lease Trust
1,032,953	2.743%, 2/18/2020, Ser. 2019-A	1,033,057
	Nissan Auto Lease Trust
6,832,277	2.599%, 4/15/2020, Ser. 2019-A	6,834,280
	Nissan Auto Receivables Owner Trust
4,058,201	2.708%, 2/18/2020, Ser. 2019-A	4,058,862
	OSCAR US Funding Trust
15,000,000	2.369%, 8/10/2020, Ser. 2019-2Ab	15,000,000
	Prestige Auto Receivables Trust
9,000,000	2.371%, 7/15/2020, Ser. 2019-1Ab	9,000,647
	Santander Drive Auto Receivables Trust
8,101,452	2.562%, 5/15/2020, Ser. 2019-2	8,103,525
	Volvo Financial Equipment, LLC
8,450,967	2.745%, 2/18/2020, Ser. 2019-1Ab	8,453,699
	Westlake Automobile Receivables Trust
3,313,531	2.769%, 2/18/2020, Ser. 2019-1Ab	3,314,423
38,775,131	2.526%, 6/15/2020, Ser. 2019-2Ab	38,780,718
	World Omni Auto Receivables Trust
2,211,138	2.726%, 2/18/2020, Ser. 2019-A	2,211,148
2,941,639	2.605%, 3/16/2020, Ser. 2019-A	2,942,009
6,058,188	2.543%, 5/15/2020, Ser. 2019-B	6,058,773

	Total	365,406,008

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Basic Materials (1.5%)[a]	Value

	Dow Chemical Company
$25,000,000	2.550%, 8/13/2019	$24,977,566
13,226,000	2.500%, 8/16/2019	13,211,357
	Dowdupont, Inc.
15,000,000	2.610%, 8/1/2019[b]	14,998,990
	LyondellBasell Industries NV
25,000,000	2.500%, 8/21/2019[b,c]	24,963,629

	Total	78,151,542

Principal Amount	Capital Goods (3.1%)[a]	Value

	Boeing Company
10,000,000	2.600%, 8/7/2019[b]	9,995,469
14,000,000	2.550%, 8/14/2019[b]	13,987,505
10,000,000	2.570%, 8/21/2019[b]	9,986,735
24,250,000	2.382%, 12/11/2019[b]	24,045,107
25,000,000	2.360%, 1/8/2020[b]	24,746,649
	Honeywell International, Inc.
24,457,000	2.306% (LIBOR 3M + 0.040%), 10/30/2019[d]	24,456,994
10,000,000	2.546% (LIBOR 3M + 0.280%), 10/30/2019[d]	10,006,862
	John Deere Capital Corporation
10,774,000	1.250%, 10/9/2019	10,752,632
5,022,000	2.596% (LIBOR 3M + 0.285%), 10/9/2019[d]	5,024,338
6,410,000	2.750% (LIBOR 3M + 0.300%), 3/13/2020[d]	6,420,259
25,000,000	2.633% (LIBOR 3M + 0.290%), 6/22/2020[d]	25,056,819

	Total	164,479,369

Principal Amount	Communications Services (0.1%)[a]	Value

	TWDC Enterprises 18 Corporation
5,000,000	2.669% (LIBOR 3M + 0.190%), 6/5/2020[d]	5,004,933

	Total	5,004,933

Principal Amount	Consumer Cyclical (9.8%)[a]	Value

	American Honda Finance Corporation
6,008,000	2.250%, 8/15/2019	6,007,350
23,500,000	2.868% (LIBOR 3M + 0.340%), 2/14/2020[d]	23,535,109
15,000,000	2.672% (LIBOR 3M + 0.150%), 2/21/2020[d]	15,008,991
4,500,000	2.625% (LIBOR 3M + 0.090%), 5/13/2020[d]	4,500,223
25,000,000	2.703% (LIBOR 3M + 0.180%), 5/22/2020[d]	25,019,810
13,773,000	2.670% (LIBOR 3M + 0.260%), 6/16/2020[d]	13,797,244
20,974,000	2.548% (LIBOR 3M + 0.270%), 7/20/2020[d]	21,005,225
	BMW US Capital, LLC
19,980,000	1.450%, 9/13/2019[b]	19,958,477
12,155,000	2.898% (LIBOR 3M + 0.370%), 8/14/2020[b,d]	12,185,179
	Charta, LLC
15,000,000	2.280%, 9/26/2019[b,c]	14,946,919
10,000,000	2.300%, 10/9/2019[b,c]	9,956,581
	Daimler Finance NA, LLC.
8,500,000	2.410%, 9/9/2019[b,c]	8,476,294
25,000,000	2.420%, 9/11/2019[b,c]	24,926,733
22,500,000	2.370%, 9/24/2019[b,c]	22,413,203

Principal Amount	Consumer Cyclical (9.8%)[a]	Value

	ERAC USA Finance, LLC
$22,000,000	2.550%, 8/30/2019[b,c]	$21,954,167
25,000,000	2.620%, 9/13/2019[b,c]	24,923,183
25,000,000	2.570%, 9/24/2019[b,c]	24,903,559
	Lowe’s Companies, Inc.
14,000,000	2.873% (LIBOR 3M + 0.420%), 9/10/2019[d]	14,008,798
	Nissan Motor Acceptance Corporation
10,000,000	2.650%, 8/13/2019[b,c]	9,991,586
2,000,000	2.550%, 8/26/2019[b,c]	1,996,652
20,658,000	2.720%, 8/30/2019[b,c]	20,617,889
20,000,000	2.700%, 9/5/2019[b,c]	19,953,040
15,000,000	2.680%, 9/12/2019[b,c]	14,957,555
10,949,000	2.490%, 10/18/2019[b,c]	10,892,056
5,500,000	2.480%, 10/21/2019[b,c]	5,470,309
	Toyota Credit Canada, Inc.
25,000,000	2.316% (LIBOR 3M + 0.050%), 1/24/2020[c,d]	25,002,405
	Toyota Financial Services de Puerto Rico, Inc.
25,000,000	2.340%, 10/31/2019	24,851,970
	Toyota Motor Credit Corporation
6,000,000	2.740% (LIBOR 3M + 0.440%), 10/18/2019[d]	6,005,580
9,000,000	2.668% (LIBOR 3M + 0.140%), 11/14/2019[d]	9,001,236
25,000,000	2.553% (LIBOR 3M + 0.050%), 2/25/2020[c,d]	24,999,926
13,982,000	2.563% (LIBOR 3M + 0.260%), 4/17/2020[d]	14,003,211
	Walmart, Inc.
25,000,000	2.383% (LIBOR 3M + 0.040%), 6/23/2020[d]	25,009,400

	Total	520,279,860

Principal Amount	Consumer Non-Cyclical (8.2%)[a]	Value

	Anheuser-Busch InBev Worldwide, Inc.
5,000,000	2.650%, 8/20/2019[b,c]	4,993,175
15,000,000	2.450%, 8/27/2019[b,c]	14,972,572
20,000,000	2.410%, 9/17/2019[b,c]	19,935,253
25,000,000	2.370%, 9/23/2019[b,c]	24,908,725
	Coca-Cola Company
10,000,000	2.610%, 9/11/2019[b]	9,973,797
25,000,000	2.550%, 9/17/2019[b]	24,925,400
10,000,000	2.430%, 10/16/2019[b]	9,952,731
	GlaxoSmithKline, LLC
25,000,000	2.400%, 8/20/2019[b,c]	24,967,542
25,000,000	2.410%, 8/27/2019[b,c]	24,956,406
15,000,000	2.380%, 9/4/2019[b,c]	14,966,196
	Merck & Company, Inc.
42,495,000	2.920% (LIBOR 3M + 0.375%), 2/10/2020[d]	42,574,208
	Nestle Finance International, Ltd.
25,000,000	2.250%, 9/19/2019[c]	24,924,410
	PepsiCo, Inc.
35,460,000	2.559% (LIBOR 3M + 0.270%), 10/4/2019[d]	35,475,544
	Pfizer, Inc.
25,000,000	2.200%, 10/24/2019[b]	24,870,552
25,000,000	2.200%, 11/20/2019[b]	24,828,889
	Philip Morris International, Inc.
5,005,000	1.875%, 11/1/2019	4,999,511

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Consumer Non-Cyclical (8.2%)[a]	Value

	Procter and Gamble Company
$25,000,000	2.849% (LIBOR 3M + 0.270%), 11/1/2019[d]	$25,014,801
	Reckitt Benckiser Treasury Services plc
1,000,000	2.650%, 8/13/2019[b,c]	999,159
5,000,000	2.460%, 10/10/2019[b,c]	4,977,615
25,000,000	2.460%, 10/11/2019[b,c]	24,886,500
	Roche Holdings, Inc.
6,300,000	2.250%, 9/30/2019[b]	6,299,112
12,100,000	2.670% (LIBOR 3M + 0.340%), 9/30/2019[b,d]	12,107,151
	UnitedHealth Group, Inc.
25,000,000	2.520%, 8/21/2019[b]	24,964,650

	Total	431,473,899

Principal Amount	Energy (6.0%)[a]	Value

	BP Capital Markets plc
10,000,000	2.400%, 8/26/2019[b,c]	9,983,295
25,000,000	2.340%, 9/16/2019[b,c]	24,925,942
25,000,000	2.340%, 10/8/2019[b,c]	24,892,715
	Chevron Corporation
5,000,000	2.928% (LIBOR 3M + 0.410%), 11/15/2019[d]	5,005,736
	Exxon Mobil Corporation
10,000,000	2.340%, 9/4/2019	9,978,728
25,000,000	2.330%, 9/30/2019	24,908,542
	Schlumberger Holdings Corporation
11,250,000	2.300%, 9/17/2019[b,c]	11,216,400
	Schlumberger Investment SA
10,500,000	2.310%, 9/18/2019[b,c]	10,468,015
25,000,000	2.300%, 9/27/2019[b,c]	24,910,463
21,000,000	2.270%, 10/18/2019[b,c]	20,896,819
	Shell International Finance BV
5,000,000	1.375%, 9/12/2019	4,994,400
31,083,000	2.786% (LIBOR 3M + 0.350%), 9/12/2019[d]	31,100,591
	Suncor Energy, Inc.
10,000,000	2.620%, 8/12/2019[b,c]	9,991,723
25,000,000	2.500%, 8/14/2019[b,c]	24,975,811
10,000,000	2.550%, 8/30/2019[b,c]	9,979,167
	Total Capital Canada, Ltd.
25,000,000	2.220%, 10/23/2019[b,c]	24,871,200
20,000,000	2.200%, 10/30/2019[b]	19,888,373
24,500,000	2.200%, 11/21/2019[b,c]	24,334,198

	Total	317,322,118

Principal Amount	Financials (42.1%)[a]	Value

	AIG Global Funding
9,970,000	2.800% (LIBOR 3M + 0.480%), 7/2/2020[b,d]	9,998,975
	AllianceBernstein, LP
15,000,000	2.520%, 8/12/2019[b]	14,988,325
	Alpine Securitization, LLC
25,000,000	2.560%, 9/10/2019[b,c]	25,006,274
	American Express Credit Corporation
7,100,000	2.250%, 8/15/2019	7,099,709
	ANZ New Zealand International, Ltd.
5,000,000	2.600%, 9/23/2019[b,c]	5,001,750
10,000,000	2.421% (LIBOR 3M + 0.080%), 7/7/2020[b,d]	9,999,972
	Atlantic Asset Securitization, LLC
10,700,000	2.530%, 8/2/2019[b,c]	10,698,573

Principal Amount	Financials (42.1%)[a]	Value

	Atlantic Asset Securitization, LLC.
$10,000,000	2.520%, 8/6/2019[b,c]	$9,996,040
15,000,000	2.300%, 10/7/2019[b,c]	14,936,817
	Australia and New Zealand Banking Group, Ltd.
22,250,000	3.003% (LIBOR 3M + 0.660%), 9/23/2019[b,d]	22,272,717
10,000,000	2.380% (LIBOR 3M + 0.050%), 3/31/2020[d]	9,999,953
22,300,000	3.020% (LIBOR 3M + 0.500%), 8/19/2020[b,d]	22,380,668
	Bank of America NA
15,000,000	2.444% (LIBOR 1M + 0.130%), 2/24/2020[d]	14,999,980
12,325,000	2.771% (LIBOR 3M + 0.250%), 8/28/2020[d]	12,328,617
	Bank of Montreal
15,000,000	2.850% (LIBOR 3M + 0.440%), 6/15/2020[d]	15,049,410
	Bank of Montreal Chicago
15,000,000	2.568% (LIBOR 1M + 0.180%), 4/3/2020[d]	15,001,142
15,000,000	2.381% (LIBOR 3M + 0.070%), 4/9/2020[d]	15,001,989
	Bank of New York Mellon Corporation
7,845,000	3.395% (LIBOR 3M + 0.870%), 8/17/2020[d]	7,912,780
	Bank of Nova Scotia Houston
15,000,000	2.525% (LIBOR 1M + 0.200%), 8/14/2019[d]	15,000,799
15,000,000	2.363% (LIBOR 3M + 0.080%), 1/24/2020[d]	15,005,691
10,000,000	2.641% (LIBOR 3M + 0.190%), 3/11/2020[d]	10,010,241
	Barclays Bank plc
4,670,000	2.750%, 8/12/2019[b,c]	4,666,365
10,000,000	2.540%, 9/16/2019[b,c]	9,968,484
	Barton Capital SA
10,000,000	2.500%, 9/17/2019[b,c]	9,970,347
20,500,000	2.313%, 9/19/2019[b,c]	20,436,706
23,900,000	2.420%, 10/9/2019[b,c]	23,797,296
	Berkshire Hathaway Finance Corporation
6,780,000	1.300%, 8/15/2019	6,777,491
11,960,000	2.778% (LIBOR 3M + 0.260%), 8/15/2019[d]	11,961,807
14,000,000	2.658% (LIBOR 3M + 0.320%), 1/10/2020[d]	14,019,474
	Branch Banking and Trust Company
8,500,000	2.753% (LIBOR 3M + 0.450%), 1/15/2020[d]	8,511,245
	CAFCO, LLC
8,150,000	2.320%, 8/22/2019[b,c]	8,138,739
16,350,000	2.400%, 9/10/2019[b,c]	16,308,308
15,000,000	2.300%, 9/12/2019[b,c]	14,959,920
15,000,000	2.300%, 9/19/2019[b,c]	14,953,604
	Canadian Imperial Bank of Commerce
15,000,000	2.632% (LIBOR 1M + 0.230%), 8/1/2019[d]	15,000,089
	Chariot Funding, LLC
6,000,000	2.550%, 8/13/2019[b]	5,994,988
25,000,000	2.540%, 8/28/2019[b]	24,955,608
15,000,000	2.418% (LIBOR 1M + 0.120%), 9/19/2019[b,d]	15,000,718
25,000,000	2.540%, 9/25/2019[b]	24,912,344
10,000,000	2.300%, 10/9/2019[b]	9,956,386

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Financials (42.1%)[a]	Value

$15,000,000	2.270%, 10/23/2019[b]	$14,921,810
	Ciesco, LLC
10,000,000	2.300%, 10/11/2019[b,c]	9,954,240
	Citibank NA
24,700,000	2.662% (LIBOR 3M + 0.260%), 9/18/2019[d]	24,708,982
34,000,000	2.899% (LIBOR 3M + 0.320%), 5/1/2020[d]	34,047,871
11,989,000	2.936% (LIBOR 3M + 0.500%), 6/12/2020[d]	12,028,779
	Citigroup Global Markets, Inc.
13,250,000	2.620%, 10/18/2019[b]	13,186,788
15,000,000	2.310%, 1/7/2020[b]	14,857,800
	Commonwealth Bank of Australia
32,650,000	2.901% (LIBOR 3M + 0.450%), 3/10/2020[b,d]	32,725,961
	Cooperatieve Rabobank UA
15,000,000	2.480%, 9/23/2019	15,004,512
	CRC Funding, LLC
10,000,000	2.260%, 9/25/2019[b,c]	9,964,160
	Dealers Capital Access Trust, LLC
5,000,000	2.520%, 8/14/2019	4,995,421
25,000,000	2.520%, 8/19/2019	24,969,138
25,000,000	2.520%, 8/26/2019	24,958,093
10,000,000	2.520%, 8/27/2019	9,982,615
9,000,000	2.320%, 9/16/2019	8,972,928
9,000,000	2.250%, 10/21/2019	8,952,850
	Fifth Third Bank
10,170,000	1.625%, 9/27/2019	10,159,363
	Glaxosmithkline Finance plc
13,950,000	2.600%, 8/16/2019[b,c]	13,935,449
	Gotham Funding Corporation
10,000,000	2.520%, 8/2/2019[b,c]	9,998,649
	ING Bank NV
8,700,000	1.650%, 8/15/2019[b]	8,697,563
5,000,000	3.128% (LIBOR 3M + 0.610%), 8/15/2019[b,d]	5,001,323
10,450,000	3.495% (LIBOR 3M + 0.970%), 8/17/2020[b,d]	10,534,364
	J.P. Morgan Securities, LLC
25,000,000	2.471% (LIBOR 1M + 0.210%), 9/23/2019[b,d]	25,004,317
	JPMorgan Chase Bank NA
13,175,000	2.933% (LIBOR 3M + 0.590%), 9/23/2019[d]	13,180,138
24,795,000	2.750% (LIBOR 3M + 0.230%), 9/1/2020[d]	24,803,099
	Jupiter Securitization Company, LLC
25,000,000	2.540%, 9/24/2019[b,c]	24,911,962
25,000,000	2.338% (LIBOR 3M + 0.060%), 10/22/2019[b,c,d]	24,999,907
	KeyBank NA
5,900,000	1.600%, 8/22/2019	5,897,063
	La Fayette Asset Securitization, LLC
10,000,000	2.400%, 9/5/2019[b,c]	9,976,760
15,000,000	2.450%, 9/20/2019[b,c]	14,950,934
	Liberty Street Funding, LLC
10,000,000	2.410%, 10/8/2019[b,c]	9,956,434
	Macquarie Bank, Ltd.
7,165,000	2.350%, 9/10/2019[b]	7,146,019
2,000,000	2.300%, 10/11/2019[b]	1,991,056
	Manhattan Asset Funding Corporation, LLC
10,000,000	2.340%, 9/6/2019[b,c]	9,976,536
	Marsh & McLennan Companies, Inc.
2,645,000	2.480%, 8/7/2019[b]	2,643,730

Principal Amount	Financials (42.1%)[a]	Value

	MetLife Short Term Funding, LLC
$25,000,000	2.580%, 8/14/2019[b,c]	$24,977,289
7,500,000	2.650%, 8/19/2019[b,c]	7,490,797
25,000,000	2.200%, 10/25/2019[b,c]	24,868,790
	Metropolitan Life Global Funding I
16,085,000	1.550%, 9/13/2019[b]	16,066,461
4,999,000	1.750%, 9/19/2019[b]	4,994,576
6,965,000	2.639% (LIBOR 3M + 0.220%), 9/19/2019[b,d]	6,968,517
11,865,000	2.836% (LIBOR 3M + 0.400%), 6/12/2020[b,d]	11,897,380
	Mitsubishi UFJ Trust & Banking Corporation
25,000,000	2.300%, 10/31/2019	25,001,886
15,000,000	2.260%, 11/22/2019	14,999,892
	Mizuho Bank, Ltd.
20,000,000	2.520%, 9/16/2019	20,003,834
6,000,000	2.650%, 9/25/2019[b]	6,002,640
	National Australia Bank, Ltd.
15,000,000	2.598% (LIBOR 1M + 0.200%), 8/2/2019[b,d]	15,000,152
23,857,000	3.033% (LIBOR 3M + 0.510%), 5/22/2020[b,d]	23,949,780
	National Bank of Canada
7,180,000	2.996% (LIBOR 3M + 0.560%), 6/12/2020[d]	7,207,067
	National Rural Utilities Cooperative Finance Corporation
4,660,000	2.300%, 11/15/2019	4,658,762
5,130,000	2.000%, 1/27/2020	5,124,382
	Natixis NY
15,000,000	2.550%, 9/9/2019	15,006,568
6,330,000	2.750%, 12/19/2019	6,343,725
	Nederlandse Waterschapsbank NV
10,000,000	2.395%, 8/12/2019[b]	9,992,110
15,000,000	2.320%, 9/9/2019[b]	14,961,667
13,000,000	2.250%, 10/15/2019[b]	12,937,619
25,000,000	2.250%, 10/17/2019[b]	24,877,042
25,000,000	2.210%, 10/28/2019[b]	24,860,814
25,000,000	2.200%, 11/27/2019[b]	24,817,286
	New York Life Global Funding
11,548,000	2.673% (LIBOR 3M + 0.390%), 10/24/2019[b,d]	11,557,516
11,605,000	2.378% (LIBOR 3M + 0.100%), 1/21/2020[b,d]	11,609,141
8,500,000	2.479% (LIBOR 3M + 0.160%), 10/1/2020[b,d]	8,505,593
	Nieuw Amsterdam Receivables Corporation
10,000,000	2.390%, 9/9/2019[b,c]	9,974,222
	Nordea Bank Abp
10,000,000	1.625%, 9/30/2019[b]	9,987,716
12,448,000	2.995% (LIBOR 3M + 0.470%), 5/29/2020[b,d]	12,488,115
	Old Line Funding, LLC
20,000,000	2.400%, 9/12/2019[b,c]	19,946,561
	PNC Bank NA
4,500,000	2.400%, 10/18/2019	4,499,529
25,000,000	2.880% (LIBOR 3M + 0.360%), 5/19/2020[d]	25,053,006
	Pricoa Global Funding I
17,960,000	1.450%, 9/13/2019[b]	17,940,204
	Pricoa Short Term Funding, LLC
20,000,000	2.370%, 9/16/2019[b]	19,940,127
15,000,000	2.550%, 9/20/2019[b]	14,951,359
3,000,000	2.330%, 10/15/2019[b]	2,985,794

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Financials (42.1%)[a]	Value

	Royal Bank of Canada
$15,195,000	2.765% (LIBOR 3M + 0.240%), 8/29/2019[d]	$15,199,559
25,000,000	2.200%, 9/23/2019	24,991,635
5,000,000	2.462% (LIBOR 3M + 0.140%), 1/16/2020[b,d]	5,002,485
4,000,000	2.730%, 2/28/2020	3,999,748
10,000,000	2.900% (LIBOR 3M + 0.380%), 3/2/2020[d]	10,020,620
15,000,000	2.505% (LIBOR 1M + 0.180%), 4/14/2020[b,d]	15,001,023
10,000,000	2.670% (FEDL 1M + 0.280%), 4/27/2020[d]	10,002,187
	Skandinaviska Enskilda Banken AB
7,500,000	1.840%, 8/2/2019	7,499,821
9,950,000	2.530%, 8/14/2019[b]	9,941,216
10,000,000	2.498% (LIBOR 1M + 0.200%), 7/20/2020[d]	10,000,227
	Stadshypotek AB
15,000,000	1.875%, 10/2/2019[b]	14,984,262
	Sumitomo Mitsui Bank NY
10,000,000	2.534% (LIBOR 1M + 0.170%), 8/7/2019[d]	10,000,253
	Sumitomo Mitsui Trust Bank, Ltd.
12,790,000	1.950%, 9/19/2019[b]	12,782,582
	Svenska Handelsbanken AB
5,000,000	1.500%, 9/6/2019	4,995,385
3,945,000	2.964% (LIBOR 3M + 0.490%), 9/6/2019[d]	3,947,504
	Svenska Handelsbanken NY
10,000,000	2.664% (LIBOR 1M + 0.300%), 8/6/2019[d]	10,000,251
25,000,000	2.582% (LIBOR 1M + 0.310%), 8/21/2019[d]	25,003,055
10,000,000	2.561% (LIBOR 3M + 0.040%), 2/26/2020[d]	9,999,968
	Swedbank AB
15,000,000	2.620%, 8/19/2019	14,981,990
	Thunder Bay Funding, LLC
25,000,000	2.560%, 9/10/2019[b,c]	24,935,112
25,000,000	2.320%, 9/25/2019[b,c]	24,912,539
15,000,000	2.321% (LIBOR 3M + 0.010%), 10/9/2019[b,c,d]	14,999,903
	Toronto-Dominion Bank
15,000,000	2.646% (LIBOR 3M + 0.070%), 8/2/2019[b,d]	15,000,000
15,000,000	2.775% (LIBOR 3M + 0.210%), 11/6/2019[b,d]	15,007,776
10,000,000	2.670% (LIBOR 3M + 0.260%), 9/17/2020[d]	10,018,490
	Toronto-Dominion Bank NY
10,000,000	2.605% (LIBOR 3M + 0.080%), 8/16/2019[d]	10,000,344
	Toronto-Dominion Holdings USA, Inc.
15,000,000	2.350%, 9/30/2019[b]	14,943,575
5,000,000	2.300%, 10/18/2019[b]	4,975,708
	U.S. Bank NA
30,891,000	2.736% (LIBOR 3M + 0.480%), 10/28/2019[d]	30,912,889
20,000,000	2.428% (LIBOR 3M + 0.125%), 1/17/2020[d]	20,005,082
4,900,000	2.603% (LIBOR 3M + 0.320%), 1/24/2020[d]	4,905,230
25,000,000	2.533% (LIBOR 3M + 0.250%), 7/24/2020[d]	25,034,934

Principal Amount	Financials (42.1%)[a]	Value

	Wells Fargo Bank NA
$10,000,000	2.453% (LIBOR 3M + 0.150%), 10/17/2019[d]	$10,004,363
22,653,000	3.124% (LIBOR 3M + 0.650%), 12/6/2019[d]	22,705,283
25,000,000	2.533% (LIBOR 3M + 0.230%), 1/15/2020[d]	25,021,000
15,000,000	2.580% (LIBOR 3M + 0.060%), 3/20/2020[d]	15,002,821
15,000,000	2.379% (LIBOR 3M + 0.030%), 3/25/2020[d]	14,999,934
10,000,000	2.680% (FEDL 1M + 0.290%), 4/6/2020[d]	10,002,683
25,000,000	2.545% (LIBOR 1M + 0.220%), 7/15/2020[d]	25,010,163
	Westpac Banking Corporation
10,000,000	2.595%, 8/16/2019[b]	10,000,188
16,603,000	2.904% (LIBOR 3M + 0.430%), 3/6/2020[d]	16,643,802
23,351,000	2.798% (LIBOR 3M + 0.280%), 5/15/2020[d]	23,394,833
	Westpac Banking Corporation of New York
10,000,000	2.605% (LIBOR 3M + 0.040%), 2/7/2020[d]	9,999,991
15,000,000	2.575% (LIBOR 3M + 0.040%), 2/11/2020[d]	15,000,761
15,000,000	2.690% (FEDL 1M + 0.300%), 2/14/2020[d]	15,006,303
15,000,000	2.570% (LIBOR 3M + 0.050%), 6/3/2020[d]	14,999,939
10,000,000	2.524% (LIBOR 3M + 0.050%), 6/5/2020[d]	9,999,959

	Total	2,235,222,250

Principal Amount	Foreign (6.3%)[a]	Value

	Caisse des Depots et Consignations
15,000,000	2.460%, 9/3/2019[b]	14,969,457
15,000,000	2.240%, 10/24/2019[b]	14,921,198
	Erste Abwicklungsanstalt
14,300,000	2.480%, 9/20/2019[b]	14,255,371
25,000,000	2.250%, 10/31/2019[b]	24,859,508
10,000,000	2.160%, 11/14/2019[b]	9,935,369
15,000,000	2.220%, 11/18/2019[b]	14,899,488
25,000,000	2.479% (LIBOR 1M + 0.110%), 1/13/2020[b,d]	24,995,139
	Kells Funding, LLC
15,000,000	2.540%, 8/1/2019[b,c]	14,999,014
5,000,000	2.480%, 8/22/2019[b,c]	4,993,061
6,575,000	2.380%, 8/26/2019[b,c]	6,564,244
15,000,000	2.540%, 8/28/2019[b,c]	14,973,598
25,000,000	2.390%, 9/23/2019[b,c]	24,911,610
25,000,000	2.380%, 9/24/2019[b,c]	24,914,636
25,000,000	2.300%, 10/17/2019[b,c]	24,880,833
25,000,000	2.300%, 10/24/2019[b,c]	24,870,847
25,000,000	2.260%, 10/25/2019[b,c]	24,869,388
	KFW
25,000,000	2.250%, 8/30/2019[b,c]	24,954,375
10,000,000	2.200%, 11/1/2019[b,c]	9,943,399
15,000,000	2.200%, 11/4/2019[b,c]	14,912,360

	Total	334,622,895

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Technology (4.5%)[a]	Value

	Apple, Inc.
$22,600,000	2.611%, 9/17/2019[b]	$22,535,997
13,305,000	2.765% (LIBOR 3M + 0.200%), 2/7/2020[d]	13,317,813
25,000,000	2.835% (LIBOR 3M + 0.300%), 5/6/2020[d]	25,048,715
26,183,000	2.605% (LIBOR 3M + 0.070%), 5/11/2020[d]	26,189,392
	Cisco Systems, Inc.
54,000,000	1.400%, 9/20/2019	53,935,200
22,075,000	2.727% (LIBOR 3M + 0.340%), 9/20/2019[d]	22,088,620
	Intel Corporation
49,800,000	2.615% (LIBOR 3M + 0.080%), 5/11/2020[d]	49,819,209
	Oracle Corporation
25,000,000	2.813% (LIBOR 3M + 0.510%), 10/8/2019[d]	25,023,392

	Total	237,958,338

Principal Amount	Transportation (1.3%)[a]	Value

	Canadian National Railway Company
10,000,000	2.380%, 8/16/2019[b,c]	9,989,702
15,000,000	2.330%, 8/26/2019[b,c]	14,975,181
20,000,000	2.340%, 9/23/2019[b,c]	19,931,840
15,000,000	2.250%, 10/9/2019[b,c]	14,933,792
	Canadian Pacific Railway Company
11,000,000	2.470%, 8/12/2019[b]	10,990,895

	Total	70,821,410

Principal Amount	U.S. Government & Agencies (4.7%)[a]	Value

	Federal Agricultural Mortgage Corporation
16,710,000	2.309% (LIBOR 1M + 0.040%), 7/24/2020[d]	16,705,137
	Federal Farm Credit Bank
20,000,000	2.510% (FEDL 1M + 0.120%), 2/18/2020[d]	20,003,188
6,250,000	2.212% (LIBOR 1M + (0.060)%), 7/20/2020[d]	6,244,518
25,000,000	2.480% (FEDL 1M + 0.090%), 7/30/2020[d]	25,010,394
25,000,000	2.241% (USBMMY 3M + 0.160%), 1/19/2021[d]	25,008,393
25,000,000	2.281% (LIBOR 1M + 0.040%), 1/28/2021[d]	24,990,465
10,120,000	2.510% (FEDL 1M + 0.120%), 2/9/2021[d]	10,125,419
15,000,000	2.332% (LIBOR 1M + FLAT), 7/16/2021[d]	14,972,224
25,100,000	2.367% (LIBOR 1M + FLAT), 8/9/2021[d]	25,062,800
	Federal Home Loan Bank
5,000,000	2.282% (LIBOR 1M + (0.085)%), 9/9/2019[d]	4,999,580
16,880,000	2.359% (LIBOR 1M + (0.010)%), 1/7/2020[d]	16,877,815
38,800,000	2.262% (LIBOR 1M + FLAT), 10/26/2020[d]	38,790,544
	U.S. Treasury Notes
6,245,000	2.096% (USBMMY 3M + 0.045%), 10/31/2020[d]	6,235,876

Principal Amount	U.S. Government & Agencies (4.7%)[a]	Value

$15,000,000	2.166% (USBMMY 3M + 0.115%), 1/31/2021[d]	$14,986,529

	Total	250,012,882

Principal Amount	U.S. Municipals (1.8%)[a]	Value

	Los Angeles County Metropolitan Transportation Auth.
17,500,000	2.300%, 9/24/2019[c]	17,505,250
	Massachusetts Educational Financing Auth.
13,000,000	2.310%, 10/9/2019[c]	12,997,660
	San Jose Financing Auth.
7,894,000	2.400%, 10/10/2019[c]	7,895,579
	State of Tennessee
26,663,000	2.600%, 8/8/2019[c]	26,664,333
5,000,000	2.550%, 8/21/2019[c]	5,000,150
6,495,000	2.550%, 8/22/2019[c]	6,495,195
17,600,000	2.580%, 9/5/2019[c]	17,603,344

	Total	94,161,511

Principal Amount	Utilities (5.6%)[a]	Value

	American Electric Power Company, Inc.
15,000,000	2.580%, 8/6/2019[b]	14,993,830
10,000,000	2.480%, 8/27/2019[b]	9,981,265
6,400,000	2.500%, 9/4/2019[b]	6,384,413
	Centerpoint Energy, Inc.
2,275,000	2.480%, 8/1/2019[b]	2,274,845
	Consolidated Edison, Inc.
3,175,000	2.440%, 8/5/2019[b]	3,173,856
6,191,000	2.450%, 8/8/2019[b]	6,187,439
	Dominion Energy, Inc.
3,750,000	2.590%, 8/5/2019[b]	3,748,716
	Long Island Power Auth.
10,000,000	2.350%, 8/13/2019[c]	9,999,800
10,000,000	2.330%, 9/5/2019[c]	10,000,800
	Nextera Energy Capital Holdings
3,925,000	2.630%, 8/8/2019[b,c]	3,922,844
10,000,000	2.520%, 8/13/2019[b,c]	9,991,026
9,000,000	2.500%, 8/19/2019[b,c]	8,988,158
10,000,000	2.510%, 8/23/2019[b,c]	9,984,060
5,000,000	2.500%, 8/27/2019[b,c]	4,990,633
	PPL Capital Funding, Inc.
25,000,000	2.530%, 8/7/2019[b,c]	24,987,993
23,200,000	2.490%, 8/19/2019[b,c]	23,169,475
	Southern Company
14,000,000	2.450%, 8/15/2019[b]	13,985,475
15,265,000	2.500%, 8/27/2019[b]	15,236,401
	TransCanada American Investments, Ltd.
15,000,000	2.480%, 8/8/2019[b]	14,991,760
21,000,000	2.580%, 8/16/2019[b]	20,976,751
11,470,000	2.500%, 8/27/2019[b]	11,448,511
10,000,000	2.580%, 9/19/2019[b]	9,965,000
5,000,000	2.570%, 10/7/2019[b]	4,976,077
	Virginia Electric & Power Company
20,000,000	2.470%, 10/15/2019	19,893,600
	Xcel Energy, Inc.
10,000,000	2.500%, 8/5/2019[b]	9,996,576
13,930,000	2.450%, 8/6/2019[b]	13,924,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2019

(unaudited)

Principal Amount	Utilities (5.6%)[a]	Value

10,000,000	2.450% , 8/29/2019[b]	$9,979,869

	Total	298,153,443

	Total Investments (cost $5,402,760,593) 101.9%	$5,403,070,458

	Other Assets and Liabilities, Net (1.9)%	(100,508,998)

	Total Net Assets 100.0%	$5,302,561,460

Definitions:

Auth.	-	Authority
Ser.	-	Series

Reference Rate Index:

FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
USBMMY 3M	-	U. S. Treasury Bill Rate 3 Month Money Market Yield

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2019, the value of these investments was $3,039,510,137 or 57.3% of total net assets.

c	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
d

Denotes variable rate securities. The rate shown is as of July 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2019, in valuing Short-Term Reserve Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	365,406,008	–	350,406,008	15,000,000
Basic Materials	78,151,542	–	78,151,542	–
Capital Goods	164,479,369	–	164,479,369	–
Communications Services	5,004,933	–	5,004,933	–
Consumer Cyclical	520,279,860	–	520,279,860	–
Consumer Non-Cyclical	431,473,899	–	431,473,899	–
Energy	317,322,118	–	317,322,118	–
Financials	2,235,222,250	–	2,235,222,250	–
Foreign	334,622,895	–	334,622,895	–
Technology	237,958,338	–	237,958,338	–
Transportation	70,821,410	–	70,821,410	–
U.S. Government & Agencies	250,012,882	–	250,012,882	–
U.S. Municipals	94,161,511	–	94,161,511	–
Utilities	298,153,443	–	298,153,443	–
Total Investments at Value	$5,403,070,458	$ –	$5,388,070,458	$15,000,000

There were no significant transfers between Levels during the period ended July 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2019

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued using the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Funds’ investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.

Valuation of International Securities — The Funds value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Derivative Financial Instruments — Certain Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (“OTC”).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty

20

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2019

(unaudited)

credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options — Certain Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

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NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2019

(unaudited)

Futures Contracts — Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts — In connection with purchases and sales of securities denominated in foreign currencies, certain Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements — Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps — A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (“CDX Indices”). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered

22

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2019

(unaudited)

into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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